Financial structure and financial costs - Current financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial structure, financial costs and financial instruments
Current financial debt	$ 8,997	$ 8,846	$ 11,305
Current lease obligations	1,437	1,390	1,207
Current portion of non-current financial debt	5,068	4,799	4,588
Current borrowings (note 14)	15,502	15,035	17,099
Other current financial liabilities (note 14)	488	372	203
Current financial assets (note 14)	(8,746)	(12,315)	(4,630)
NET CURRENT BORROWINGS	7,244	3,092	12,672
Current deposits beyond three months
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(8,127)	(11,868)	(4,436)
Non-traded marketable securities
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(218)	(195)
Financial receivables on sub-lease
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(190)	(132)	(111)
Current portion of hedging instruments of debt
Financial structure, financial costs and financial instruments
Other current financial liabilities (note 14)	262	316	104
Current financial assets (note 14)	(2)	(42)	(18)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Other current financial liabilities (note 14)	226	56	99
Current financial assets (note 14)	$ (209)	$ (78)	$ (65)